Crude Oil and Refined Product Risk Management (Tables)	3 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss) [Table Text Block]
The following tables summarize our economic hedging activity recognized within cost of products sold for the three months ended March 31, 2016 and 2015, and open commodity hedging positions as of March 31, 2016 and December 31, 2015:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Economic hedging results
Realized hedging gain, net	$17,803	$17,553
Unrealized hedging loss, net	(12,483)	(20,057)
Total hedging gain (loss), net	$5,320	$(2,504)

	March 31, 2016	December 31, 2015
	(In thousands)
Open commodity hedging instruments (barrels)
Crude oil differential swaps, net long positions	7,201	5,155
Crude oil futures, net short positions	(1,823)	(562)
Refined product price and crack spread swaps, net short positions	(2,900)	(5,645)
Total open commodity hedging instruments, net long (short) positions	2,478	(1,052)

Fair value of outstanding contracts, net
Other current assets	$67,064	$78,125
Other assets	7,152	11,881
Accrued liabilities	(7,137)	(10,273)
Other long-term liabilities	—	—
Fair value of outstanding contracts - unrealized gain, net	$67,079	$79,733

Offsetting Assets [Table Text Block]
The following table presents offsetting information regarding Western's commodity hedging contracts as of March 31, 2016 and December 31, 2015:

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Condensed Consolidated Balance Sheet
As of March 31, 2016
	(In thousands)
Financial assets:
Current assets	$86,144	$(19,080)	$67,064
Other assets	8,019	(867)	7,152
Financial liabilities:
Accrued liabilities	(12,647)	5,510	(7,137)
Other long-term liabilities	(14,437)	14,437	—
	$67,079	$—	$67,079

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Condensed Consolidated Balance Sheet
As of December 31, 2015
	(In thousands)
Financial assets:
Current assets	$95,062	$(16,937)	$78,125
Other assets	11,881	—	11,881
Financial liabilities:
Accrued liabilities	(21,454)	11,181	(10,273)
Other long-term liabilities	(5,756)	5,756	—
	$79,733	$—	$79,733

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The information presents the notional volume of outstanding contracts by type of instrument and year of maturity (volumes in thousands of barrels):

	Notional Contract Volumes by Year of Maturity
	2016	2017	2018
Inventory positions (futures and swaps):
Crude oil differential swaps, net long positions	5,283	1,918	—
Crude oil futures, net short positions	(1,823)	—	—
Refined products — net short positions	(999)	—	—
Natural gas futures — net long positions	720	329	—
Refined product positions (crack spread swaps):
Distillate — net short positions	(744)	(1,305)	—
Unleaded gasoline — net short positions	(900)	—	—